United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F
Form 13F Cover Page

Report for the Quarter Ended:  March 31, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[ ] is a restatement.
				[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Zevenbergen Capital, Inc.
Address:	601 Union Street, Suite 4600
		Seattle, WA 98101

13F File Number:  28-2967

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kimberly A. Eickerman
Title:		Compliance Officer
Phone:		206-682-8469

Signature, Place and Date of Signing:

Kimberly A. Eickerman	Seattle, Washington	May 3, 2001

Report Type (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	76
Form 13F Information Table Value Total:	$897,170
List of Other Included Managers:  	None

	Form 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           COM              00184A105    32025   797645 SH       Sole                   576745            220900
AXT, Inc.                      COM              00246W103      326    21700 SH       Sole                    19800              1900
Advent Software, Inc.          COM              007974108    21629   488095 SH       Sole                   347400            140695
Alcatel Optronics - ADR        COM              01373W106     1409    51700 SH       Sole                    46000              5700
American Express Co.           COM              025816109      207     5000 SH       Sole                     5000
American Tower Corp. CL A      COM              029912201      483    26100 SH       Sole                    26100
Amerisource Health             COM              03071P102      677    13800 SH       Sole                    13800
Applied Biosystems Group       COM              038020103      872    31425 SH       Sole                    30875               550
Applied Micro Circuits         COM              03822W109    11178   677425 SH       Sole                   486100            191325
BlackRock, Inc.                COM              09247X101     5125   142350 SH       Sole                   105150             37200
Bristol-Myers Squibb           COM              110122108      469     7900 SH       Sole                     7900
Broadcom Corp.- CL A           COM              111320107    13066   452125 SH       Sole                   328275            123850
Capital One Financial          COM              14040H105    27416   493975 SH       Sole                   341700            152275
Cardinal Health, Inc.          COM              14149Y108    36003   372125 SH       Sole                   258525            113600
Charter Communications, Inc.   COM              16117M107     5220   230700 SH       Sole                   205600             25100
Cisco Systems, Inc.            COM              17275R102      651    41200 SH       Sole                    24000             17200
Clear Channel Comm.            COM              184502102    17610   323413 SH       Sole                   234311             89102
Colt Telecom Group             COM              196877104    15343   361540 SH       Sole                   234600            126940
Comcast Corp. - Special        COM              200300200    39549   943050 SH       Sole                   675100            267950
Concord EFS, Inc.              COM              206197105    14622   361600 SH       Sole                   265500             96100
Convergys Corp.                COM              212485106    13393   371300 SH       Sole                   276150             95150
Cox Radio, Inc.                COM              224051102      906    43100 SH       Sole                    43100
Crown Castle Int'l Corp.       COM              228227104     5774   389800 SH       Sole                   290900             98900
Cytyc Corp.                    COM              232946103     7497   454350 SH       Sole                   340950            113400
Eaton Vance Corp.              COM              278265103     1670    53800 SH       Sole                    48800              5000
Estee Lauder Cos.              COM              518439104    32028   879400 SH       Sole                   622850            256550
Extreme Networks, Inc.         COM              30226D106    12680   833675 SH       Sole                   605925            227750
Flextronics Intl. Ltd.         COM              Y2573F102    15365  1024350 SH       Sole                   719950            304400
Gemstar-TV Guide Int'l         COM              36866W106     2148    74715 SH       Sole                    63458             11257
General Electric Co.           COM              369604103     2017    48190 SH       Sole                    42190              6000
Gilead Sciences Inc.           COM              375558103      403    12400 SH       Sole                     8000              4400
Global Crossing, LTD           COM              G3921A100     1375   101900 SH       Sole                    88000             13900
Highwoods Properties, Inc.     COM              431284108     1149    46608 SH       Sole                    46608
ImClone Systems, Inc.          COM              45245W109     6306   190025 SH       Sole                   139125             50900
Immunex Corp.                  COM              452528102    17085  1193710 SH       Sole                   828550            365160
InKine Pharmaceutical Co., Inc COM              457214104      265    49500 SH       Sole                    49500
Integrated Device Tech.        COM              458118106    15651   528575 SH       Sole                   386775            141800
Intel Corp.                    COM              458140100      326    12400 SH       Sole                     7600              4800
JDS Uniphase Corp.             COM              46612J101    17232   934622 SH       Sole                   671700            262922
Juniper Networks, Inc.         COM              48203R104     6341   167050 SH       Sole                   117400             49650
Leap Wireless                  COM              521863100     3469   123600 SH       Sole                   104075             19525
Legg Mason, Inc.               COM              524901105      307     7298 SH       Sole                     7298
Liberty Media Group -A         COM              001957208    41248  2946276 SH       Sole                  2114904            831372
Marriott Int'l, Inc.           COM              571903202     7709   187200 SH       Sole                   128900             58300
Medimmune, Inc.                COM              584699102    28652   798650 SH       Sole                   565150            233500
Metromedia Fiber Network       COM              591689104     5422   989400 SH       Sole                   695800            293600
Microsoft Corp.                COM              594918104    41630   761226 SH       Sole                   535282            225944
Minimed, Inc.                  COM              60365K108    22555   776100 SH       Sole                   553650            222450
Myriad Genetics, Inc.          COM              62855J104     1006    24790 SH       Sole                    20650              4140
Newport Corp.                  COM              651824104     1846    63100 SH       Sole                    53200              9900
Nextel Communications          COM              65332V103     6684   465000 SH       Sole                   364100            100900
Northern Trust Corp.           COM              665859104     8109   129750 SH       Sole                    88450             41300
ONI Systems Corp.              COM              68273F103     1478    75800 SH       Sole                    71000              4800
Omnicom Group                  COM              681919106      207     2500 SH       Sole                     2000               500
Paychex, Inc.                  COM              704326107    13697   369574 SH       Sole                   261124            108450
Pfizer, Inc.                   COM              717081103    38175   932235 SH       Sole                   654750            277485
Plexus Corp.                   COM              729132100    13505   527025 SH       Sole                   386200            140825
Power-One, Inc.                COM              739308104     7942   548130 SH       Sole                   402050            146080
Qualcomm, Inc.                 COM              747525103    63381  1119306 SH       Sole                   787620            331686
Qwest Communications           COM              749121109    42886  1223580 SH       Sole                   868000            355580
RSA Security, Inc.             COM              749719100     1985    80400 SH       Sole                    71700              8700
Solectron Corp.                COM              834182107    27943  1469934 SH       Sole                  1039900            430034
Sprint PCS Group               COM              852061506    27683  1457000 SH       Sole                  1043950            413050
Starbucks Corp.                COM              855244109      424    10000 SH       Sole                    10000
Stilwell Financial, Inc.       COM              860831106     8234   307000 SH       Sole                   218700             88300
Tektronix, Inc.                COM              879131100    17585   644375 SH       Sole                   469625            174750
Time Warner Telecom            COM              887319101     3088    84900 SH       Sole                    82400              2500
Triton PCS, Inc.               COM              89677M106     5600   168100 SH       Sole                   130100             38000
Viasat, Inc.                   COM              92552v100     4604   304400 SH       Sole                   262500             41900
Vitesse Semiconductor          COM              928497106    15322   643450 SH       Sole                   467300            176150
Vodafone Group Plc             COM              92857W100      219     8050 SH       Sole                     6550              1500
VoiceStream Wireless           COM              928615103     1797    19450 SH       Sole                    10700              8750
Western Wireless Corp.         COM              95988E204    16597   408550 SH       Sole                   310150             98400
Whole Foods Market, Inc.       COM              966837106     1668    39600 SH       Sole                    30800              8800
XO Communications, Inc.        COM              983764101     8272  1181700 SH       Sole                   860700            321000
Zoll Medical Corp.             COM              989922109     2750    78850 SH       Sole                    61300             17550
REPORT SUMMARY                 76 DATA RECORDS              897170            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED